Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 949,520	$ 1,220,374	$ 1,464,975
Voyage expenses	(317,373)	(405,546)	(474,371)
Vessel operating expenses	(238,856)	(252,594)	(241,585)
Charter hire expenses	(45,257)	(74,795)	(70,836)
Depreciation and amortization	(86,630)	(93,582)	(97,551)
General and administrative expenses	(54,767)	(61,058)	(57,590)
Gain on sale and write-down of assets (note 14)	101,745	38,080	10,360
Restructuring charges (note 15)	(5,568)	(5,632)	(1,677)
Income from operations	302,814	365,247	531,725
Interest income	36,166	37,218	24,128
Interest expense	(2,896)	(7,542)	(28,009)
Equity income and gain on distribution from equity-accounted investment	9,617	2,767	3,432
Other - net (note 16)	1,700	4,334	(1,691)
Income before income taxes	347,401	402,024	529,585
Income tax recovery (expense) (note 17)	4,584	(405)	(12,162)
Net income	351,985	401,619	517,423
Net income attributable to non-controlling interests (note 1)	(253,874)	(267,849)	(366,782)
Net income attributable to the shareholders of Teekay Corporation	$ 98,111	$ 133,770	$ 150,641
Dividends			$ 0
Earnings Per Share [Abstract]
• Basic income attributable to shareholders of Teekay Corporation	$ 1.14	$ 1.47	1.59
• Diluted income attributable to shareholders of Teekay Corporation	$ 1.13	$ 1.42	1.54
Dividends			$ 0
Weighted average number of common shares outstanding (note 18)
Basic (shares)	86,040,867	91,285,538	94,484,659
Diluted (shares)	86,705,537	93,275,031	96,644,969
S2024Q4
Dividends		$ 1.00
Earnings Per Share [Abstract]
Dividends		$ 1.00
S2025Q2Dividends
Dividends	$ 1.00
Earnings Per Share [Abstract]
Dividends	$ 1.00